Note 10 - Leases (Details Textual)		12 Months Ended
	Mar. 26, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) ft²		Apr. 30, 2021 USD ($)
Gain (Loss) on Termination of Lease	$ 500,000	$ (0)	$ 522,000
Operating Lease, Right-of-Use Asset		$ 96,000	$ 271,000	[1]
Prepaid Expenses and Other Current Assets [Member]
Lessee, Operating Sublease, Deferred Costs					$ 300,000
Lease for Corporate Headquarters in Hayward, California [Member]
Area of Real Estate Property (Square Foot) | ft²			12,106
Lessee, Operating Lease, Term of Contract (Year)	2 years 3 months
Lessee, Operating Lease, Monthly Rent	$ 17,000
Lessee, Operating Lease, Abated Rent Period (Month)	1 month
Operating Lease, Right-of-Use Asset	$ 400,000

[1]	The condensed consolidated balance sheet as of December 31, 2020 has been derived from the audited financial statements as of that date included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020.